FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL RISK MANAGEMENT [Abstract]
Fixed-Rate and Floating-Rate Financial Assets and Liabilities
The following table shows a breakdown of the Company’s fixed-rate and floating-rate financial assets and liabilities as of December 31, 2025 and 2024:

	Financial assets		Financial liabilities
	2025	2024	2025 (1)	2024 (2)
Fix interest rate	355,915,568	357,298,924	1,695,810,929	744,740,236
Variable interest rate	84,626,165	23,306,406	-	-
Total	440,541,733	380,605,330	1,695,810,929	744,740,236
(1)	Includes 2031 and 2035 Notes. For further information see Note 13 to the Consolidated Financial Statements.
(2)	Includes 2031 Notes. For further information see Note 13 to the Consolidated Financial Statements.

Current and Non-Current Trade Receivables
As of December 31, 2025 and 2024, current and non-current trade receivables, net of impairment of financial assets, amounted to:

	2025	2024
Current trade receivables	206,862,154	205,634,711
Impairment of financial assets (1)	(10,247,410)	(396,975)
Total	196,614,744	205,237,736
(1)	Said amount represents the best estimate made by tgs according to what is stated in Note 8.b).

Major Customers
In the ordinary course of business, the Company provides natural gas transportation services mainly to natural gas distribution companies, CAMMESA and Pampa Energía. The amounts of revenues made to the principal customers to which Natural Gas Transportation services were provided in the years ended December 31, 2025, 2024 and 2023 and the revenues receivable balances (net of impairment of financial assets) as of December 31, 2025 and 2024 are set forth below:

	2025		2024		2023
	Revenues	Trade Receivables	Revenues	Trade Receivables	Revenues
MetroGAS	174,485,552	15,987,485	149,464,905	17,145,789	69,663,523
Camuzzi Gas Pampeana S.A.	128,717,014	11,886,991	110,945,340	12,782,415	51,765,249
Naturgy Argentina	105,363,391	10,241,960	90,476,927	11,097,891	42,146,510
CAMMESA	65,037,667	11,885,509	46,592,370	12,120,584	25,344,626
Pampa Energía	29,318,365	2,854,550	22,477,232	2,965,064	9,913,962
Camuzzi Gas del Sur S.A.	37,785,765	2,936,532	26,910,481	3,078,007	12,854,559

The amounts of Liquids Production and Commercialization revenues made to major customers during the years ended December 31, 2025, 2024 and 2023 and revenues receivable balances (net of impairment of financial assets) as of December 31, 2025 and 2024 are set forth below:

	2025		2024		2023
	Revenues	Trade Receivables	Revenues	Trade Receivables	Revenues
PBB Polisur	181,608,852	19,963,245	179,958,689	18,114,784	289,396,014
Geogas Trading S.A.	18,429,853	-	31,755,687	-	23,856,580
YPF	11,145,095	232,102	20,293,196	1,541,167	13,932,972
Petrobras Global Trading BV	24,475,284	12,881,086	11,066,646	-	5,462,983
Trafigura Beheer	72,487,009	10,526,686	102,499,183	7,254,443	118,437,631
Pampa Energía	14,755,983	798,214	21,178,139	3,127,822	24,652,572

The amounts of Midstream revenues made to major customers during the years ended December 31, 2025, 2024 and 2023 and revenues receivable balances (net of impairment of financial assets) as of December 31, 2025 and 2024 are set forth below:

	2025		2024		2023
	Revenues	Trade Receivables	Revenues	Trade Receivables	Revenues
Tecpetrol	31,734,016	6,164,032	27,267,816	5,117,874	33,267,404
Exxomobil Exploration	14,435,528	1,434,679	14,679,462	2,020,988	15,242,302
YPF	30,676,682	14,431,274	33,309,421	6,769,190	37,031,534
Vista Energy	9,863,658	1,528,803	10,330,411	2,011,121	5,900,375
Pluspetrol	58,626,600	6,621,468	51,352,203	9,263,706	35,415,185
Pampa Energía	95,856,234	22,251,107	65,242,027	11,239,896	50,511,084

The amounts of Telecommunication revenues made to major customers during the years ended December 31, 2025, 2024 and 2023 and revenues receivable balances (net of impairment of financial assets) as of December 31, 2025 and 2024 are set forth below:

	2025		2024		2023
	Revenues	Trade Receivables	Revenues	Trade Receivables	Revenues
Pampa Energia	233,981	123,911	142,899	46,710	127,558
Global Crossing	1,014,153	294,073	1,201,102	97,854	1,185,906
Silica Networks	2,917,775	232,799	4,711,344	296,351	4,911,745

Maturities of Financial Assets
Below is a detail of the maturities of the financial assets included in (i) cash and cash equivalents, (ii) other financial assets, (iii) trade receivables, and (iv) other receivables as of December 31, 2025 and 2024:

	December 31, 2025
	Cash and cash equivalents	Financial assets	Credits (1) (2)
Without specified maturity	804,106,528	648,152,264	78,137
With specified maturity
Overdue
Until el 12-31-2024	-	-	8,253,226
From 01-01-25 to 03-31-25	-	-	281,751
From 04-01-25 to 06-30-25	-	-	369,185
From 07-01-25 to 09-30-25	-	-	1,878,813
From 10-01-25 to 12-31-25	-	-	19,010,071
Total overdue	-	-	29,793,046

Non-due
From 01-01-26 to 03-31-26	-	355,915,568	190,141,790
From 04-01-26 to 06-30-26	-	-	2,105
From 07-01-26 to 09-30-26	-	-	82,464
From 10-01-26 to 12-31-26	-	-	29,094
During 2027	-	-	427,896
During 2028	-	-	-
During 2029	-	-	-
From 2030 onwards	-	-	-

Total non-due	-	355,915,568	190,683,349
Total with specified maturity	-	355,915,568	220,476,395
Total	804,106,528	1,004,067,832	220,554,532
(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding impairment of financial assets.

	December 31, 2024
	Cash and cash equivalents	Financial assets	Credits (1) (2)
Without specified maturity	78,894,638	611,643,130	37,773
With specified maturity
Overdue
Until 12-31-2023	-	-	4,305,119
From 01-01-24 to 03-31-24	-	-	-
From 04-01-24 to 06-30-24	-	-	-
From 07-01-24 to 09-30-24	-	-	428,240
From 10-01-24 to 12-31-24	-	-	27,141,386
Total overdue	-	-	31,874,745

Non-due
From 01-01-25 to 03-31-25	-	316,551,696	189,223,365
From 04-01-25 to 06-30-25	-	-	2,438
From 07-01-25 to 09-30-25	-	-	64,152
From 10-01-25 to 12-31-25	-	40,747,228	29,412
During 2026	-	-	562,892
During 2027	-	-	-
During 2028	-	-	-
From 2029 onwards	-	-	-

Total non-due	-	357,298,924	189,882,259
Total with specified maturity	-	357,298,924	221,757,004
Total	78,894,638	968,942,054	221,794,777
(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding impairment of financial assets.

Maturities of Financial Liabilities
Below is a detail of the maturities of the Company’s financial liabilities corresponding to: commercial debts, remunerations, other debts and financial debts as of December 31, 2025 and 2024. The amounts presented in the tables represent contractual undiscounted cash flows and, therefore, do not correspond to the amounts presented in the statement of financial position. These estimates are made on the basis of information available at the end of each year and may not reflect actual amounts in the future. Therefore, the amounts shown are provided for illustrative purposes only:

	December 31, 2025
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until el 12-31-2024	-	1,006,895	-
From 01-01-25 to 03-31-25	-	311	-
From 04-01-25 to 06-30-25	-	311	-
From 07-01-25 to 09-30-25	-	311	-
From 10-01-25 to 12-31-25	-	311	-
Total overdue	-	1,008,139	-

Non-due
From 01-01-26 to 03-31-26	235,315,531	121,996,995	4,108,469
From 04-01-26 to 06-30-26	30,218,128	1,054,603	3,010,842
From 07-01-26 to 09-30-26	30,300,375	-	1,348,371
From 10-01-26 to 12-31-26	30,218,128	-	289,452
During 2027	121,037,007	-	1,238,755
During 2028	168,894,100	-	-
From 2029 onwards	2,016,921,000	-	-
Total non-due	2,632,904,269	123,051,598	9,995,889
Total with specified maturity	2,632,904,269	124,059,737	9,995,889
Total	2,632,904,269	124,059,737	9,995,889

	December 31, 2024
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2023	-	686,803	-
From 01-01-24 to 03-31-24	-	409	-
From 04-01-24 to 06-30-24	-	409	-
From 07-01-24 to 09-30-24	-	409	-
From 10-01-24 to 12-31-24	-	409	-
Total overdue	-	688,439	-

Non-due
From 01-01-25 to 03-31-25	66,093,990	155,790,491	2,794,252
From 04-01-25 to 06-30-25	29,347,029	1,227,672	2,794,252
From 07-01-25 to 09-30-25	28,271,670	-	2,794,252
From 10-01-25 to 12-31-25	-	-	2,794,252
During 2026	56,543,341	-	7,146,680
During 2027	56,543,341	-	1,140,305
From 2028 onwards	891,389,135	-	-
Total non-due	1,128,188,506	157,018,163	19,463,993
Total with specified maturity	1,128,188,506	157,706,602	19,463,993
Total	1,128,188,506	157,706,602	19,463,993

Gearing Ratio
During the years ended December 31, 2025 and 2024, the gearing ratio was as follows:

	2025	2024
Total debt (Note 13)	1,705,606,117	763,127,029
Total equity	3,127,865,472	2,938,157,586
Total capital	4,833,471,589	3,701,284,615
Gearing Ratio	0.35	0.21

Categories of Financial Assets and Liabilities
The categorization of financial assets and liabilities as of December 31, 2025 and 2024 is included below:

	December 31, 2025
	Financial assets at fair value	Financial assets at amortized cost	Total
CURRENT ASSETS
Trade receivables	-	196,614,744	196,614,744
Other receivables	-	13,270,484	13,270,484
Financial assets at amortized cost	-	355,915,568	355,915,568
Financial assets at fair value through profit or loss	648,152,264	-	648,152,264
Cash and cash equivalents	84,626,165	719,480,363	804,106,528
Total current assets	732,778,429	1,285,281,159	2,018,059,588

NON-CURRENT ASSETS
Other receivables	-	421,894	421,894
Total non-current assets	-	421,894	421,894
Total assets	732,778,429	1,285,703,053	2,018,481,482

	Financial liabilities at fair value	Financial liabilities at amortized cost	Total
CURRENT LIABILITIES
Trade payables	-	100,455,959	100,455,959
Loans	-	244,877,733	244,877,733
Payroll and social security taxes payables	-	23,202,072	23,202,072
Other payables	-	346,889	346,889
Total current liabilities	-	368,882,653	368,882,653

NON-CURRENT LIABILITIES
Loans	-	1,460,728,384	1,460,728,384
Total non-current liabilities	-	1,460,728,384	1,460,728,384
Total liabilities	-	1,829,611,037	1,829,611,037

	December 31, 2024
	Financial assets at fair value	Financial assets at amortized cost	Total
CURRENT ASSETS
Trade receivables	-	205,237,736	205,237,736
Other receivables	-	15,605,070	15,605,070
Financial assets at amortized cost	-	357,298,924	357,298,924
Financial assets at fair value through profit or loss	611,643,130	-	611,643,130
Cash and cash equivalents	23,306,406	55,588,232	78,894,638
Total current assets	634,949,536	633,729,962	1,268,679,498

NON-CURRENT ASSETS
Other receivables	-	554,996	554,996
Total non-current assets	-	554,996	554,996
Total assets	634,949,536	634,284,958	1,269,234,494

	Financial liabilities at fair value	Financial liabilities at amortized cost	Total
CURRENT LIABILITIES
Trade payables	-	100,927,529	100,927,529
Loans	-	103,129,469	103,129,469
Payroll and social security taxes payables	-	21,180,262	21,180,262
Other payables	-	320,957	320,957
Total current liabilities	-	225,558,217	225,558,217

NON-CURRENT LIABILITIES
Loans	-	659,997,560	659,997,560
Total non-current liabilities	-	659,997,560	659,997,560
Total liabilities	-	885,555,777	885,555,777

Fair Value of Financial Assets and Liabilities
The tables below show different assets at their fair value classified by hierarchy as of December 31, 2025 and 2024:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	84,626,165	-	-	84,626,165
Financial assets at fair value through profit or loss	648,152,264	-	-	648,152,264
Total	732,778,429	-	-	732,778,429

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	23,306,406	-	-	23,306,406
Financial assets at fair value through profit or loss	611,643,130	-	-	611,643,130
Total	634,949,536	-	-	634,949,536

The estimated fair value of Non-current loans is estimated based on quoted market prices. The following table reflects the carrying amount and estimated fair value of the 2031 Notes and 2035 Notes at December 31, 2025, based on their quoted market price:

	As of December 31, 2025
	Carrying amount	Fair value
2031 Notes	725,337,862	741,824,475
2035 Notes	713,835,319	720,297,750